Acquisition of Biostrand - Summary of Changes in Value of Subsequent Payments (Detail) - BioStrand B.V. [Member] - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
Disclosure of detailed information about business combination [line items]
Beginning balance	$ 285	$ 717
Foreign exchange	19	(11)
Accretion	10	19
Working capital adjustment		(294)
Deferred acquisition payment		(146)
Ending balance	314	$ 285
Less: Current portion	$ (314)